ONE GROUP(R) INVESTOR FUNDS
                               SEMI-ANNUAL REPORT
                               For the six months ended December 31, 2000

                                                                [One Group Logo]

                                                   ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND
                                                   ONE GROUP(R) INVESTOR BALANCED FUND
                                                   ONE GROUP(R) INVESTOR GROWTH & INCOME FUND
                                                   ONE GROUP(R) INVESTOR GROWTH FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 2000

Portfolio Performance Review ...............................    2
Schedules of Portfolio Investments .........................    6
Statements of Assets and Liabilities .......................   10
Statements of Operations ...................................   11
Statements of Changes in Net Assets ........................   12
Schedules of Capital Stock Activity ........................   14
Financial Highlights .......................................   16
Notes to Financial Statements ..............................   32

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW                                   DECEMBER 31, 2000

VALUE MOVES BACK IN FASHION
The stock market of 2000 experienced an unwinding of the events of years past. Larger was no longer better. Growth was no longer the favored style. Technology was no longer the market powerhouse. The S&P 500 Index, which had generated strong, double-digit returns in each of the previous five years, fell into negative territory, posting a total return of -9.10% for 2000.

After taking investors on a wild uphill ride through the second half of 1999 and the first quarter of 2000, technology stocks embarked on a significant retreat, taking the rest of the growth sector with them. Investors had grown increasingly concerned about the soaring valuations and unrealistic profit expectations associated with many fast-growing stocks.

In addition, by the third quarter of 2000, it appeared that the economy was finally feeling the effects of the Federal Reserve's rate hikes and starting to slow down. This, along with the technology sector's troubles, paved the way for a widespread rediscovery of the value sector. Concerned about inflated stock prices, sagging corporate profits and a slowing economy, investors latched on to companies with reasonable valuations and realistic earnings forecasts. Traditional value sectors, such as utilities, energy and capital equipment were the prime beneficiaries and the leading performers in the second half of the year.

LARGE CAP LOSES ITS REIGN
Not only was there performance disparity between growth and value stocks, but there also was a significant gap between the performance of large-cap stocks and the performance of mid- and small-cap stocks. Within both styles, small- and mid-cap companies were more attractive than large-cap companies, from a valuation perspective. For the last several years, growth and value investors had favored the largest companies in their respective universes. As a result, valuations among smaller-cap companies had become particularly compelling. And in a market in which valuation ruled, mid- and small-cap stocks were the favored investments for growth and value investors.

The disparity among value and growth and large-cap and small-cap stocks is evident in the index returns. For the year, the S&P 500/Barra Growth Index posted a total return of -22.08%, while the S&P 500/Barra Value Index had a total return of 6.08%. The S&P MidCap 400/Barra Growth Index had a total return of 9.16%, while the S&P MidCap 400/Barra Value Index had a total return of 27.84%. The total return for the S&P SmallCap 600/Barra Growth Index was 0.57%, compared to 20.86% for the S&P SmallCap 600/Barra Value Index.

INTERNATIONAL STOCKS HIT HARD
In many ways, foreign stock market performance mimicked that of the broad-based U.S. market, starting the year strong then quickly changing course. But the decline abroad was worse. For the year, international stocks, as measured by the Europe, Australia and Far East (EAFE) Index, posted a total return of -15.21%.

As was the case in the United States, the technology bust jolted markets in Europe and Japan. In addition, higher interest rates and growing inflation fears around the world negatively influenced foreign markets. In Japan, the lackluster recovery made the stock market situation even worse. And in Europe, the struggling euro further cut returns for U.S.-based investors. The emerging markets offered no relief, as stalled reform efforts and market volatility turned investors away.

ONE GROUP FUNDS STAY THE COURSE
In this period of strong stock market volatility, One Group stock funds persevered by staying the course and remaining true to their stated style and diversification objectives. In the growth sector, our funds remained focused on companies with predictable earnings streams and solid earnings growth prospects. Our value-oriented funds focused on attractively priced stocks with improving fundamentals.

Our value-oriented funds benefited from the renewed focus on valuations and generated solid returns for the six- and 12-month periods ended December 31, 2000. On the other hand, our growth-oriented funds experienced less-robust results due to the sharp sell-off in the technology sector. Once again, we did not significantly alter our sector weightings or chase the best-performing stocks to boost short-term performance.

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW, CONTINUED                        DECEMBER 31, 2000

Instead, we simply invested in those securities that our research analysts identified as good long-term prospects. We believe this is a prudent long-term strategy, regardless of short-term market swings.

A NEW-ERA EQUITY MARKET
The NASDAQ Index reached a peak of 5048.62 in March 2000, and that may be the high point for years to come. Valuation levels, sentiment and momentum investing all appeared to crest with the NASDAQ peak. We believe that it will take time to get the valuation levels of many of these stocks in line with their fundamentals.

Given this scenario, we think the equity markets are transitioning into a new era. One trend that we expect to fall by the wayside is the growth-at-any-price rationale. We think that growth at a reasonable price is the more rational approach.

The market is becoming more discriminating, and we think it no longer will focus so heavily on just the largest names. Our research shows that mid- and smaller-capitalization stocks possess better fundamentals and more reasonable valuations relative to large-cap stocks, especially large growth stocks. We also expect the market to show a renewed interest in diversification. We believe investors will want a diversified portfolio with broad industry exposure as well as a blend of value and growth stocks spanning the capitalization spectrum--the diverse approach that is at the core of our philosophy. Being very concentrated may have worked when the NASDAQ Index dominated, but we think those days are gone.

Although the rules have changed, we continue to see opportunities for equity investors. We believe that despite the slowdown, the economy remains on solid ground and inflationary pressures remain low. We expect interest rates to decline, which should inject more liquidity into the market. Nevertheless, we don't expect equity returns to match those of the last decade, but we do believe that money-making opportunities will exist. We simply need to be more selective and patient.

/s/ Richard R. Jandrain III
Richard R. Jandrain III
Chief Investment Officer of Equity Securities
Banc One Investment Advisors Corporation

------------
The S&P 500 Index is an unmanaged index, generally representative of the performance of large, U.S.-based stocks. The S&P/Barra Growth and S&P/Barra Value indexes are unmanaged indexes, generally representative of the performance of large, U.S.-based growth stocks and large, U.S.-based value stocks, respectively. The S&P MidCap 400/Barra Growth and S&P MidCap 400/Barra Value indexes are unmanaged indexes, generally representative of the performance of mid-sized, U.S.-based growth stocks and mid-sized, U.S.-based value stocks, respectively. The S&P SmallCap 600/Barra Growth and S&P SmallCap 600/Barra Value indexes are unmanaged indexes, generally representative of the performance of small-sized, U.S.-based growth stocks and small-sized, U.S.-based value stocks, respectively. The EAFE Index is an unmanaged index generally representative of the performance of foreign stocks. The NASDAQ Index is an unmanaged index generally representative of the performance of large, U.S.-based, technology-oriented stocks. An investor cannot purchase the index directly, although they can invest in the underlying securities.

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW                                   DECEMBER 31, 2000

QUESTIONS, CONCERNS INFLUENCE BOND MARKET
Volatility and uncertainty characterized the fixed income market during the second half of 2000. The market continued to feel the impact of the Federal Reserve's interest rate hikes of 1999 and the first half of 2000. In addition, credit conditions tightened, as corporations discovered that capital- and credit-market funding increasingly was difficult to obtain.

Our investment managers also continued to deal with structural changes resulting from the reduction in U.S. Treasury supply. This was due to less issuance and the federal government's buyback program. The declining supply of U.S. Treasuries will continue to challenge fixed income valuations, asset allocations, benchmark characteristics and risk management.

There also was heightened uncertainty regarding the economy, particularly toward the end of the year. In the first half of the year investors worried that economic growth was too strong, which would lead to additional Fed rate hikes. But by the fourth quarter, economic growth had slowed significantly, igniting recession fears. In addition, a new round of inflation worries emerged, due to volatile energy prices and a tight labor market. With all of these issues, corporate earnings came under increasing pressure, adding to the credit market's woes.

The market also continued to experience significant spread sector volatility. (Spreads refer to the differences in yield between Treasury bonds and comparable-maturity non-Treasury bonds. Non-Treasury bonds become more attractive as spreads tighten.) The widening and tightening of spreads was manageable in the mortgage- and asset-backed sectors, but corporate and high-yield spread volatility was more difficult to overcome largely due to decreased liquidity.

TREASURIES LEAD ALL SECTORS
Higher-quality securities offered the best performance during the six- and 12-month periods ended December 31, 2000. Long-term Treasuries finished the year and six-month period ahead of the S&P 500 Index for the first time since 1993, as long bond yields declined more than one percentage point for the year. The yield on the 30-year Treasury declined from 6.48% on December 31, 1999, to 5.88% on June 30, 2000, to 5.43% on December 29, 2000.

This performance primarily was due to the debt buyback program. The shrinking supply of Treasuries made the existing ones more valuable, and their prices soared. The yield curve inverted, as yields on shorter-term securities were higher than yields on longer-term securities. Adding to the out-performance of Treasuries was a degree of flight to quality by anxious equity and bond investors.

CONDITIONS FAVORABLE FOR ONE GROUP MANAGEMENT STYLE
In periods of uncertainty, such as in 2000, active mutual fund management becomes extremely important. Uncovering and avoiding credit problems and selecting individual securities and sub-sectors are crucial. Although we were faced with many pressures during the six-month period, our funds persevered due to our disciplined, risk- and research-focused investment process that emphasizes sector and security selection and diversification. We under-weighted the investment-grade corporate bond sector, focusing instead on higher-quality mortgage- and asset-backed bonds that offered attractive yield advantages.

A key strategy we try to implement in all market environments is to maintain a fairly controlled duration policy. (Duration is a measure of a fund's sensitivity to interest rate changes. A higher duration indicates greater sensitivity; a lower duration indicates less.) By doing this in the second half of 2000, the funds were able to avoid severe price swings that resulted from the changing interest rate environment.

MUNICIPAL MARKET OFFERS SOLID PERFORMANCE
Similar to the taxable market, higher-quality bonds in the municipal market generated solid performance during the second half of 2000. Broad-based investor demand, sound credit fundamentals at the state and local levels of government and above-average tax-adjusted yields supported strong second-half performance. Credit quality and liquidity problems emerged in the high-yield municipal market, but our funds avoided that area of the market by emphasizing quality at the portfolio and security levels.

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW, CONTINUED                        DECEMBER 31, 2000

HIGH-YIELD MARKET STRUGGLES
Deteriorating technical factors surrounding credit, liquidity and increasing default levels continued to plague the high-yield bond market throughout 2000. The slowing economy and a rash of earnings disappointments and downward earnings revisions only aggravated the situation as the year unfolded. For the six-month period, the high-yield sector posted negative results overall and the worst performance among all bond sectors.

Despite sector deterioration, One Group High Yield Bond Fund posted solid relative returns versus its peer and market indexes. High-yield bonds are reaching attractive valuation levels, and with a friendlier Fed and stabilizing credit trends expected later in 2001, added exposure may be warranted for funds permitted to hold these bonds.

MONEY MARKET YIELDS STAY STRONG
Higher short-term interest rates meant higher yields for money market fund investors. Although the Fed did not change monetary policy during the second half of 2000, money market investors continued to benefit from the rate increases the Fed put in place in 1999 and in the first half of 2000.

One Group money market funds were positioned to allow our managers to quickly take advantage of the rate hikes.* Throughout the year investors were able to realize comfortable returns without taking on added credit or interest rate risks.

YIELD WILL DRIVE 2001 RETURNS
It appears that the economy is headed for a soft landing rather than a full-blown recession. As such, we believe that the fixed income market is poised to produce near coupon-like returns with little or no price changes in 2001.

The economic environment we envision for 2001 should be ideal for U.S. agency debt and mortgage-backed issues, along with high-grade asset-backed securities. Moreover, sound supply and demand characteristics, a decline in volatility and wider yield spreads should allow for stable performance, with respect to income generation. As rates decline, we will closely monitor prepayment activity and levels in an effort to insulate their performance from early redemption. We expect to continue to overweight these sectors and to stress careful cash flow analysis and secondary market opportunities to produce the best relative value.

In contrast, we believe that corporate bonds will continue to face a challenging environment, where slower growth causes additional downgrades and tighter liquidity results in greater-than-normal volatility. Although valuations are attractive, credit fundamentals must improve before performance can turn around. As such, we believe that the investment-grade corporate and high-yield markets have the most upside potential in 2001, and we may find improving opportunities to gradually add both sectors to our eligible funds.

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

------------
The S&P 500 Index is an unmanaged index generally representative of the performance of large, U.S.-based stocks. Investors are unable to purchase the index directly, although they can invest in the underlying securities.

* An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

One Group Mutual Funds
Investor Conservative Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES (99.6%):
1,987    One Group Bond Fund, Class I ..........  $ 20,938
  717    One Group Diversified Equity Fund,
           Class I .............................     9,969
  266    One Group Diversified International
           Fund, Class I .......................     3,971
  222    One Group Diversified Mid Cap Fund,
           Class I .............................     4,164
  622    One Group Equity Income Fund, Class
           I ...................................    12,769
2,931    One Group Government Bond Fund, Class
           I ...................................    29,192
1,253    One Group High Yield Bond Fund, Class
           I ...................................    10,366
3,793    One Group Income Bond Fund, Class I ...    29,320
1,999    One Group Intermediate Bond Fund, Class
           I ...................................    20,805
  110    One Group International Equity Index
           Fund, Class I .......................     2,018

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  563    One Group Large Cap Growth Fund, Class
           I ...................................  $ 11,022
  763    One Group Large Cap Value Fund, Class
           I ...................................    12,699
   79    One Group Mid Cap Growth Fund, Class
           I ...................................     1,862
  145    One Group Mid Cap Value Fund, Class
           I ...................................     2,287
3,812    One Group Prime Money Market Fund,
           Class I .............................     3,812
1,980    One Group Short-Term Bond Fund, Class
           I ...................................    20,690
1,257    One Group Ultra Short-Term Bond Fund,
           Class I .............................    12,346
                                                  --------
  Total Investment Companies                       208,230
                                                  --------
Total (Cost $209,499)(a)                          $208,230
                                                  ========

------------
Percentages indicated are based on net assets of $208,978.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation .....................  $ 4,173
                   Unrealized depreciation .....................   (5,442)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $(1,269)
                                                                  =======

See notes to financial statements.

One Group Mutual Funds
Investor Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES (100.4%):
 6,667    One Group Bond Fund, Class I ..........  $70,268
 4,869    One Group Diversified Equity Fund,
           Class I .............................    67,684
 1,217    One Group Diversified International
           Fund, Class I .......................    18,159
 1,010    One Group Diversified Mid Cap Fund,
           Class I .............................    18,954
 5,750    One Group Government Bond Fund, Class
           I ...................................    57,273
 5,230    One Group High Yield Bond Fund, Class
           I ...................................    43,254
10,654    One Group Income Bond Fund, Class I ...   82,358
 2,433    One Group Intermediate Bond Fund, Class
           I ...................................    25,332
   981    One Group International Equity Index
           Fund, Class I .......................    18,074

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
 2,972    One Group Large Cap Growth Fund, Class
            I ...................................  $ 58,226
 3,825    One Group Large Cap Value Fund, Class
            I ...................................    63,691
 1,306    One Group Mid Cap Growth Fund, Class
            I ...................................    30,896
 2,186    One Group Mid Cap Value Fund, Class
            I ...................................    34,401
10,375    One Group Prime Money Market Fund,
            Class I .............................    10,375
 1,800    One Group Short-Term Bond Fund, Class
            I ...................................    18,807
 1,270    One Group Ultra Short-Term Bond Fund,
            Class I .............................    12,473
                                                   --------
   Total Investment Companies                       630,225
                                                   --------
 Total (Cost $628,502)(a)                          $630,225
                                                   ========

------------
Percentages indicated are based on net assets of $627,721.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amount in thousands):

                   Unrealized appreciation .....................  $ 26,913
                   Unrealized depreciation .....................   (25,190)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $  1,723
                                                                  ========

See notes to financial statements.

One Group Mutual Funds
Investor Growth & Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES (100.2%):
5,659    One Group Bond Fund, Class I ..........  $ 59,642
8,915    One Group Diversified Equity Fund,
           Class I .............................   123,914
3,869    One Group Diversified International
           Fund, Class I .......................    57,719
3,714    One Group Diversified Mid Cap Fund,
           Class I .............................    69,719
4,979    One Group Government Bond Fund, Class
           I ...................................    49,593
7,069    One Group High Yield Bond Fund, Class
           I ...................................    58,457
9,006    One Group Income Bond Fund, Class I ...    69,619
2,848    One Group Intermediate Bond Fund, Class
           I ...................................    29,651
1,553    One Group International Equity Index
           Fund, Class I .......................    28,606
5,442    One Group Large Cap Growth Fund, Class
           I ...................................   106,602

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
 7,749    One Group Large Cap Value Fund, Class
            I ...................................  $129,014
 2,792    One Group Mid Cap Growth Fund, Class
            I ...................................    66,050
 4,772    One Group Mid Cap Value Fund, Class
            I ...................................    75,105
16,072    One Group Prime Money Market Fund,
            Class I .............................    16,072
   936    One Group Short-Term Bond Fund, Class
            I ...................................     9,776
   874    One Group Small Cap Growth Fund, Class
            I ...................................     9,490
   637    One Group Small Cap Value Fund, Class
            I ...................................    10,712
   990    One Group Ultra Short-Term Bond Fund,
            Class I .............................     9,725
                                                   --------
   Total Investment Companies                       979,466
                                                   --------
Total (Cost $987,138)(a)                           $979,466
                                                   ========

------------
Percentages indicated are based on net assets of $977,656.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amount in thousands):

                   Unrealized appreciation .....................  $ 42,236
                   Unrealized depreciation .....................   (49,908)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ (7,672)
                                                                  ========

See notes to financial statements.

One Group Mutual Funds
Investor Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
 INVESTMENT COMPANIES (100.0%):
1,200    One Group Bond Fund, Class I ..........  $ 12,646
6,190    One Group Diversified Equity Fund,
           Class I .............................    86,042
2,493    One Group Diversified International
           Fund, Class I .......................    37,201
3,363    One Group Diversified Mid Cap Fund,
           Class I .............................    63,126
  633    One Group Government Bond Fund, Class
           I ...................................     6,306
2,305    One Group High Yield Bond Fund, Class
           I ...................................    19,061
2,441    One Group Income Bond Fund, Class I ...    18,871
1,695    One Group International Equity Index
           Fund, Class I .......................    31,218
4,338    One Group Large Cap Growth Fund, Class
           I ...................................    84,983

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
 6,081    One Group Large Cap Value Fund, Class
            I ...................................  $101,258
 2,555    One Group Mid Cap Growth Fund, Class
            I ...................................    60,460
 4,343    One Group Mid Cap Value Fund, Class
            I ...................................    68,360
17,479    One Group Prime Money Market Fund,
            Class I .............................    17,479
 1,180    One Group Small Cap Growth Fund, Class
            I ...................................    12,817
   821    One Group Small Cap Value Fund, Class
            I ...................................    13,802
                                                   --------
  Total Investment Companies                        633,630
                                                   --------
Total (Cost $630,026)(a)                           $633,630
                                                   ========

------------
Percentages indicated are based on net assets of $633,621.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amount in thousands):

                   Unrealized appreciation .....................  $ 36,432
                   Unrealized depreciation .....................   (32,828)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $  3,604
                                                                  ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                                INVESTOR      INVESTOR      INVESTOR      INVESTOR
                                                              CONSERVATIVE    BALANCED      GROWTH &       GROWTH
                                                              GROWTH FUND       FUND       INCOME FUND      FUND
                                                              ------------    ---------    -----------    --------
ASSETS:
Investments, at cost .......................................    $209,499      $628,502      $987,138      $630,026
Unrealized appreciation (depreciation) from investments ....      (1,269)        1,723        (7,672)        3,604
                                                                --------      --------      --------      --------
Investments, at value ......................................     208,230       630,225       979,466       633,630
Cash .......................................................         107            --            --            --
Distributions receivable ...................................         886         2,340         2,972         1,450
Receivable for capital shares issued .......................         766           966         2,076         1,040
Prepaid expenses and other assets ..........................           2            10            20            14
                                                                --------      --------      --------      --------
Total Assets ...............................................     209,991       633,541       984,534       636,134
                                                                --------      --------      --------      --------
LIABILITIES:
Dividends payable ..........................................         771         4,825         5,507         1,777
Payable for capital shares redeemed ........................          21           423           510           202
Accrued expenses and other payables:
  Investment advisory fees .................................           6            22            25            11
  Administration fees ......................................          12            41            57            32
  Distribution fees ........................................         111           336           443           359
  Other ....................................................          92           173           336           132
                                                                --------      --------      --------      --------
Total Liabilities ..........................................       1,013         5,820         6,878         2,513
                                                                --------      --------      --------      --------
NET ASSETS:
Capital ....................................................     210,266       628,266       990,865       631,369
Undistributed (distributions in excess of) net investment
  income ...................................................          (3)           (4)           (5)           (4)
Accumulated undistributed net realized gains (losses) from
  investment transactions and distributions from investment
  company affiliates .......................................         (16)       (2,264)       (5,532)       (1,348)
Net unrealized appreciation (depreciation) from
  investments ..............................................      (1,269)        1,723        (7,672)        3,604
                                                                --------      --------      --------      --------
Net Assets .................................................    $208,978      $627,721      $977,656      $633,621
                                                                ========      ========      ========      ========
NET ASSETS:
  Class I ..................................................    $ 52,015      $ 52,346      $197,861      $ 71,038
  Class A ..................................................      33,977       237,671       335,150       173,578
  Class B ..................................................     116,204       321,130       427,131       370,846
  Class C ..................................................       6,782        16,574        17,514        18,159
                                                                --------      --------      --------      --------
Total ......................................................    $208,978      $627,721      $977,656      $633,621
                                                                ========      ========      ========      ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ..................................................       4,780         4,452        15,610         5,217
  Class A ..................................................       3,128        20,216        26,198        12,820
  Class B ..................................................      10,696        27,338        33,518        27,213
  Class C ..................................................         625         1,418         1,386         1,348
                                                                --------      --------      --------      --------
Total ......................................................      19,229        53,424        76,712        46,598
                                                                ========      ========      ========      ========
Net Asset Value
  Class I -- Offering and redemption price per share .......    $  10.88      $  11.76      $  12.68      $  13.62
                                                                ========      ========      ========      ========
  Class A -- Redemption price per share ....................    $  10.86      $  11.76      $  12.79      $  13.54
                                                                ========      ========      ========      ========
    Maximum sales charge ...................................        5.25%         5.25%         5.25%         5.25%
                                                                ========      ========      ========      ========
    Maximum offering price per share (100%/(100% - maximum
      sales charge) of net asset value adjusted to the
      nearest cent) ........................................    $  11.46      $  12.41      $  13.50      $  14.29
                                                                ========      ========      ========      ========
  Class B -- Offering price per share (a) ..................    $  10.86      $  11.75      $  12.74      $  13.63
                                                                ========      ========      ========      ========
  Class C -- Offering price per share (a) ..................    $  10.85      $  11.69      $  12.64      $  13.47
                                                                ========      ========      ========      ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                      INVESTOR      INVESTOR     INVESTOR      INVESTOR
                                                    CONSERVATIVE    BALANCED     GROWTH &       GROWTH
                                                    GROWTH FUND       FUND      INCOME FUND      FUND
                                                    ------------    --------    -----------    --------
INVESTMENT INCOME:
Distribution income from affiliates ..............    $ 5,456       $ 14,404     $ 19,878      $ 10,948
                                                      -------       --------     --------      --------
EXPENSES:
Investment advisory fees .........................         52            155          238           150
Administration fees ..............................        105            295          420           288
Distribution fees (Class A) ......................         60            403          567           280
Distribution fees (Class B) ......................        589          1,587        2,024         1,731
Distribution fees (Class C) ......................         35             84           88            97
Custodian fees ...................................          2              1            2             2
Legal and audit fees .............................          3              4            6             4
Trustees' fees and expenses ......................          3              5            8             5
Transfer agent fees ..............................         58            174          390           300
Registration and filing fees .....................         25             31           48            37
Printing and mailing costs .......................         13             36           60            34
Other ............................................          5              7           10             6
                                                      -------       --------     --------      --------
Total expenses before waivers ....................        950          2,782        3,861         2,934
Less waivers .....................................        (72)          (206)        (391)         (307)
                                                      -------       --------     --------      --------
Net Expenses .....................................        878          2,576        3,470         2,627
                                                      -------       --------     --------      --------
Net Investment Income ............................      4,578         11,828       16,408         8,321
                                                      -------       --------     --------      --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions ...................................       (344)          (129)          88           (57)
Distributions of realized gains by investment
  company affiliates .............................      3,233         11,645       28,259        23,903
Net change in unrealized appreciation
  (depreciation) from investments in
  affiliates .....................................     (1,773)       (23,564)     (57,894)      (48,673)
                                                      -------       --------     --------      --------
Net realized/unrealized gains (losses) from
  investment transactions ........................      1,116        (12,048)     (29,547)      (24,827)
                                                      -------       --------     --------      --------
Change in net assets resulting from operations ...    $ 5,694       $   (220)    $(13,139)     $(16,506)
                                                      =======       ========     ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                        INVESTOR CONSERVATIVE              INVESTOR
                                                             GROWTH FUND                BALANCED FUND
                                                       ------------------------    ------------------------
                                                        SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                          ENDED         ENDED         ENDED         ENDED
                                                       DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                           2000          2000          2000          2000
                                                       ------------    --------    ------------    --------
                                                       (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income ..........................    $  4,578      $  8,417      $ 11,828      $ 19,233
     Net realized gains (losses) from investment
       transactions .................................        (344)       (1,120)         (129)       (2,874)
     Distributions of realized gains by investment
       company affiliates ...........................       3,233         4,604        11,645        21,128
     Net change in unrealized appreciation
       (depreciation) from investments ..............      (1,773)       (4,098)      (23,564)       (2,947)
                                                         --------      --------      --------      --------
Change in net assets resulting from operations ......       5,694         7,803          (220)       34,540
                                                         --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income .....................      (1,272)       (2,063)       (1,198)       (2,859)
     From net realized gains ........................      (1,228)         (259)       (2,394)         (210)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income .....................        (820)       (1,441)       (4,852)       (7,627)
     From net realized gains ........................        (822)         (249)      (10,013)         (575)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income .....................      (2,350)       (4,596)       (5,493)       (8,237)
     From net realized gains ........................      (2,842)         (923)      (13,799)         (740)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
     From net investment income .....................        (139)         (317)         (289)         (510)
     From net realized gains ........................        (170)          (68)         (740)          (49)
                                                         --------      --------      --------      --------
Change in net assets from shareholder
  distributions .....................................      (9,643)       (9,916)      (38,778)      (20,807)
                                                         --------      --------      --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions ......       4,275        13,830        75,769        70,800
                                                         --------      --------      --------      --------
Change in net assets ................................         326        11,717        36,771        84,533
NET ASSETS:
     Beginning of period ............................     208,652       196,935       590,950       506,417
                                                         --------      --------      --------      --------
     End of period ..................................    $208,978      $208,652      $627,721      $590,950
                                                         ========      ========      ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                           INVESTOR GROWTH                 INVESTOR
                                                            & INCOME FUND                GROWTH FUND
                                                       ------------------------    ------------------------
                                                        SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                          ENDED         ENDED         ENDED         ENDED
                                                       DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                           2000          2000          2000          2000
                                                       ------------    --------    ------------    --------
                                                       (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
     Net investment income ..........................    $ 16,408      $ 20,515      $  8,321      $  8,420
     Net realized gains (losses) from investment
       transactions .................................          88        (5,866)          (57)          421
     Distributions of realized gains by investment
       company affiliates ...........................      28,259        39,227        23,903        28,576
     Net change in unrealized appreciation
       (depreciation) from investments ..............     (57,894)        5,183       (48,673)        5,853
                                                         --------      --------      --------      --------
Change in net assets resulting from operations ......     (13,139)       59,059       (16,506)       43,270
                                                         --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income .....................      (4,007)       (6,408)       (1,224)       (2,294)
     From net realized gains ........................     (11,759)       (1,361)       (5,754)       (1,081)

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income .....................      (6,036)       (7,627)       (2,596)       (2,437)
     From net realized gains ........................     (18,489)       (1,739)      (12,620)       (1,221)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income .....................      (6,117)       (6,143)       (4,273)       (3,416)
     From net realized gains ........................     (23,333)       (1,798)      (27,373)       (2,185)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
     From net investment income .....................        (253)         (337)         (232)         (273)
     From net realized gains ........................      (1,021)         (100)       (1,510)         (183)
                                                         --------      --------      --------      --------
Change in net assets from shareholder
  distributions .....................................     (71,015)      (25,513)      (55,582)      (13,090)
                                                         --------      --------      --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions ......     176,468       163,440       170,211       120,069
                                                         --------      --------      --------      --------
Change in net assets ................................      92,314       196,986        98,123       150,249

NET ASSETS:
     Beginning of period ............................     885,342       688,356       535,498       385,249
                                                         --------      --------      --------      --------
     End of period ..................................    $977,656      $885,342      $633,621      $535,498
                                                         ========      ========      ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                            INVESTOR CONSERVATIVE              INVESTOR
                                                                 GROWTH FUND                BALANCED FUND
                                                           ------------------------    ------------------------
                                                            SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                              ENDED         ENDED         ENDED         ENDED
                                                           DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                               2000          2000          2000          2000
                                                           ------------    --------    ------------    --------
                                                           (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:

CLASS I SHARES:
  Proceeds from shares issued ...........................    $  8,766      $ 33,438      $  4,870      $ 33,551
  Dividends reinvested ..................................       2,124           948         1,621           944
  Cost of shares redeemed ...............................     (10,218)      (18,827)       (7,029)      (64,277)
                                                             --------      --------      --------      --------
  Change in net assets from Class I capital
    transactions ........................................    $    672      $ 15,559      $   (538)     $(29,782)
                                                             ========      ========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued ...........................    $  7,285      $ 14,411      $ 47,841      $101,696
  Dividends reinvested ..................................       1,559         1,564        13,477         6,219
  Cost of shares redeemed ...............................      (5,429)      (14,168)      (28,777)      (70,485)
                                                             --------      --------      --------      --------
  Change in net assets from Class A capital
    transactions ........................................    $  3,415      $  1,807      $ 32,541      $ 37,430
                                                             ========      ========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued ...........................    $  9,030      $ 35,974      $ 48,598      $110,126
  Dividends reinvested ..................................       4,962         5,289        18,436         7,459
  Cost of shares redeemed ...............................     (13,505)      (43,388)      (24,805)      (55,071)
                                                             --------      --------      --------      --------
  Change in net assets from Class B capital
    transactions ........................................    $    487      $ (2,125)     $ 42,229      $ 62,514
                                                             ========      ========      ========      ========
CLASS C SHARES:
  Proceeds from shares issued ...........................    $    738      $  4,039      $  3,369      $  8,211
  Dividends reinvested ..................................         295           348           988           485
  Cost of shares redeemed ...............................      (1,332)       (5,798)       (2,820)       (8,058)
                                                             --------      --------      --------      --------
  Change in net assets from Class C capital
    transactions ........................................    $   (299)     $ (1,411)     $  1,537      $    638
                                                             ========      ========      ========      ========
SHARE TRANSACTIONS:

CLASS I SHARES:
  Issued ................................................         793         3,019           399         2,724
  Reinvested ............................................         192            86           130            77
  Redeemed ..............................................        (919)       (1,705)         (566)       (5,211)
                                                             --------      --------      --------      --------
  Change in Class I Shares ..............................          66         1,400           (37)       (2,410)
                                                             ========      ========      ========      ========
CLASS A SHARES:
  Issued ................................................         658         1,307         3,896         8,298
  Reinvested ............................................         142           142         1,101           504
  Redeemed ..............................................        (492)       (1,286)       (2,324)       (5,743)
                                                             --------      --------      --------      --------
  Change in Class A Shares ..............................         308           163         2,673         3,059
                                                             ========      ========      ========      ========
CLASS B SHARES:
  Issued ................................................         818         3,256         3,952         9,003
  Reinvested ............................................         452           479         1,510           605
  Redeemed ..............................................      (1,221)       (3,937)       (2,013)       (4,488)
                                                             --------      --------      --------      --------
  Change in Class B Shares ..............................          49          (202)        3,449         5,120
                                                             ========      ========      ========      ========
CLASS C SHARES:
  Issued ................................................          66           364           277           676
  Reinvested ............................................          27            32            81            39
  Redeemed ..............................................        (120)         (527)         (231)         (652)
                                                             --------      --------      --------      --------
  Change in Class C Shares ..............................         (27)         (131)          127            63
                                                             ========      ========      ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                               INVESTOR GROWTH                 INVESTOR
                                                                & INCOME FUND                GROWTH FUND
                                                           ------------------------    ------------------------
                                                            SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                              ENDED         ENDED         ENDED         ENDED
                                                           DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                               2000          2000          2000          2000
                                                           ------------    --------    ------------    --------
                                                           (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:

CLASS I SHARES:
  Proceeds from shares issued ...........................    $ 23,457      $ 59,009      $  9,134      $ 34,701
  Dividends reinvested ..................................      14,429         3,725         5,921         1,724
  Cost of shares redeemed ...............................     (29,443)      (73,540)       (9,098)      (69,256)
                                                             --------      --------      --------      --------
  Change in net assets from Class I capital
    transactions ........................................    $  8,443      $(10,806)     $  5,957      $(32,831)
                                                             ========      ========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued ...........................    $ 73,002      $117,352      $ 52,899      $ 75,587
  Dividends reinvested ..................................      23,471         8,170        14,603         3,499
  Cost of shares redeemed ...............................     (31,852)      (83,084)      (14,924)      (47,740)
                                                             --------      --------      --------      --------
  Change in net assets from Class A capital
    transactions ........................................    $ 64,621      $ 42,438      $ 52,578      $ 31,346
                                                             ========      ========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued ...........................    $ 98,298      $167,970      $ 99,374      $147,149
  Dividends reinvested ..................................      28,142         7,006        30,739         5,582
  Cost of shares redeemed ...............................     (25,092)      (47,114)      (19,428)      (34,421)
                                                             --------      --------      --------      --------
  Change in net assets from Class B capital
    transactions ........................................    $101,348      $127,862      $110,685      $118,310
                                                             ========      ========      ========      ========
CLASS C SHARES:
  Proceeds from shares issued ...........................    $  3,532      $  8,756      $  2,210      $  8,698
  Dividends reinvested ..................................       1,224           398         1,655           452
  Cost of shares redeemed ...............................      (2,700)       (5,208)       (2,874)       (5,906)
                                                             --------      --------      --------      --------
  Change in net assets from Class C capital
    transactions ........................................    $  2,056      $  3,946      $    991      $  3,244
                                                             ========      ========      ========      ========
SHARE TRANSACTIONS:

CLASS I SHARES:
  Issued ................................................       1,732         4,384           616         2,361
  Reinvested ............................................       1,083           276           409           117
  Redeemed ..............................................      (2,162)       (5,491)         (601)       (4,675)
                                                             --------      --------      --------      --------
  Change in Class I Shares ..............................         653          (831)          424        (2,197)
                                                             ========      ========      ========      ========
CLASS A SHARES:
  Issued ................................................       5,352         8,680         3,602         5,201
  Reinvested ............................................       1,752           601         1,022           238
  Redeemed ..............................................      (2,336)       (6,146)       (1,013)       (3,276)
                                                             --------      --------      --------      --------
  Change in Class A Shares ..............................       4,768         3,135         3,611         2,163
                                                             ========      ========      ========      ========
CLASS B SHARES:
  Issued ................................................       7,218        12,452         6,699         9,968
  Reinvested ............................................       2,115           516         2,143           377
  Redeemed ..............................................      (1,841)       (3,494)       (1,314)       (2,347)
                                                             --------      --------      --------      --------
  Change in Class B Shares ..............................       7,492         9,474         7,528         7,998
                                                             ========      ========      ========      ========
CLASS C SHARES:
  Issued ................................................         263           657           150           599
  Reinvested ............................................          93            30           116            31
  Redeemed ..............................................        (198)         (391)         (195)         (407)
                                                             --------      --------      --------      --------
  Change in Class C Shares ..............................         158           296            71           223
                                                             ========      ========      ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        INVESTOR CONSERVATIVE GROWTH FUND
                                          -------------------------------------------------------------
                                                                 CLASS I SHARES
                                          -------------------------------------------------------------
                                           SIX MONTHS                                      DECEMBER 10,
                                             ENDED             YEAR ENDED JUNE 30,           1996 TO
                                          DECEMBER 31,    -----------------------------      JUNE 30,
                                              2000         2000       1999       1998        1997 (a)
                                          ------------    -------    -------    -------    ------------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...    $ 11.09       $ 11.20    $ 11.06    $ 10.33      $ 10.00
                                            -------       -------    -------    -------      -------
Investment Activities:
  Net investment income ................       0.28          0.52       0.47       0.46         0.26
  Net realized and unrealized gains
     (losses) from investment
     transactions ......................       0.06         (0.03)      0.28       0.82         0.33
                                            -------       -------    -------    -------      -------
     Total from Investment Activities...       0.34          0.49       0.75       1.28         0.59
                                            -------       -------    -------    -------      -------
Distributions:
  Net investment income ................      (0.28)        (0.52)     (0.48)     (0.45)       (0.26)
  Net realized gains ...................      (0.27)        (0.08)     (0.13)     (0.10)          --
                                            -------       -------    -------    -------      -------
     Total Distributions ...............      (0.55)        (0.60)     (0.61)     (0.55)       (0.26)
                                            -------       -------    -------    -------      -------
NET ASSET VALUE, END OF PERIOD .........    $ 10.88       $ 11.09    $ 11.20    $ 11.06      $ 10.33
                                            =======       =======    =======    =======      =======
Total Return ...........................       3.09%(b)      4.52%      7.01%     12.70%        6.00%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $52,015       $52,294    $37,131    $30,352      $15,038
  Ratio of expenses to average net
     assets ............................       0.20%(c)      0.20%      0.20%      0.20%        0.20%(c)
  Ratio of net investment income to
     average net assets ................       5.00%(c)      4.66%      4.31%      4.43%        4.92%(c)
  Ratio of expenses to average net
     assets* ...........................       0.20%(c)      0.30%      0.32%      0.56%        1.46%(c)
  Portfolio turnover (d) ...............       3.94%        23.76%      9.73%      3.22%       28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         INVESTOR CONSERVATIVE GROWTH FUND
                                           -------------------------------------------------------------
                                                                  CLASS A SHARES
                                           -------------------------------------------------------------
                                            SIX MONTHS                                      DECEMBER 10,
                                              ENDED             YEAR ENDED JUNE 30,           1996 TO
                                           DECEMBER 31,    -----------------------------      JUNE 30,
                                               2000         2000       1999       1998        1997 (a)
                                           ------------    -------    -------    -------    ------------
                                           (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ...................    $ 11.07       $ 11.18    $ 11.04    $ 10.32       $10.00
                                             -------       -------    -------    -------       ------
Investment Activities:
  Net investment income .................       0.26          0.49       0.44       0.43         0.22
  Net realized and unrealized gains
     (losses) from investment
     transactions .......................       0.06         (0.03)      0.29       0.82         0.32
                                             -------       -------    -------    -------       ------
     Total from Investment Activities ...       0.32          0.46       0.73       1.25         0.54
                                             -------       -------    -------    -------       ------
Distributions:
  Net investment income .................      (0.26)        (0.49)     (0.46)     (0.43)       (0.22)
  Net realized gains ....................      (0.27)        (0.08)     (0.13)     (0.10)          --
                                             -------       -------    -------    -------       ------
     Total Distributions ................      (0.53)        (0.57)     (0.59)     (0.53)       (0.22)
                                             -------       -------    -------    -------       ------
NET ASSET VALUE,
  END OF PERIOD .........................    $ 10.86       $ 11.07    $ 11.18    $ 11.04       $10.32
                                             =======       =======    =======    =======       ======
Total Return (Excludes Sales Charge) ....       2.97%(b)      4.27%      6.77%     12.38%        5.46%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....    $33,977       $31,225    $29,714    $12,538       $1,299
  Ratio of expenses to average net
     assets .............................       0.45%(c)      0.45%      0.45%      0.45%        0.47%(c)
  Ratio of net investment income to
     average net assets .................       4.75%(c)      4.46%      4.07%      4.12%        4.76%(c)
  Ratio of expenses to average net
     assets* ............................       0.45%(c)      0.65%      0.67%      0.82%        3.05%(c)
  Portfolio turnover (d) ................       3.94%        23.76%      9.73%      3.22%       28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        INVESTOR CONSERVATIVE GROWTH FUND
                                          --------------------------------------------------------------
                                                                  CLASS B SHARES
                                          --------------------------------------------------------------
                                           SIX MONTHS                                       DECEMBER 10,
                                             ENDED              YEAR ENDED JUNE 30,           1996 TO
                                          DECEMBER 31,    -------------------------------     JUNE 30,
                                              2000          2000        1999       1998       1997 (a)
                                          ------------    --------    --------    -------   ------------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..................    $  11.08      $  11.19    $  11.05    $ 10.33      $10.00
                                            --------      --------    --------    -------      ------
Investment Activities:
  Net investment income ................        0.21          0.41        0.36       0.37        0.19
  Net realized and unrealized gains
     (losses) from investment
     transactions ......................        0.06         (0.03)       0.29       0.81        0.33
                                            --------      --------    --------    -------      ------
     Total from Investment Activities...        0.27          0.38        0.65       1.18        0.52
                                            --------      --------    --------    -------      ------
Distributions:
  Net investment income ................       (0.22)        (0.41)      (0.38)     (0.36)      (0.19)
  Net realized gains ...................       (0.27)        (0.08)      (0.13)     (0.10)         --
                                            --------      --------    --------    -------      ------
     Total Distributions ...............       (0.49)        (0.49)      (0.51)     (0.46)      (0.19)
                                            --------      --------    --------    -------      ------
NET ASSET VALUE,
  END OF PERIOD ........................    $  10.86      $  11.08    $  11.19    $ 11.05      $10.33
                                            ========      ========    ========    =======      ======
Total Return (Excludes Sales Charge) ...        2.49%(b)      3.48%       6.10%     11.53%       5.30%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $116,204      $117,926    $121,348    $39,489      $2,616
  Ratio of expenses to average net
     assets ............................        1.20%(c)      1.20%       1.20%      1.20%       1.21%(c)
  Ratio of net investment income to
     average net assets ................        4.00%(c)      3.70%       3.33%      3.37%       4.06%(c)
  Ratio of expenses to average net
     assets* ...........................        1.20%(c)      1.30%       1.32%      1.47%       3.52%(c)
  Portfolio turnover (d) ...............        3.94%        23.76%       9.73%      3.22%      28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            INVESTOR CONSERVATIVE GROWTH FUND
                                                    --------------------------------------------------
                                                                      CLASS C SHARES
                                                    --------------------------------------------------
                                                     SIX MONTHS           YEAR ENDED          JULY 1,
                                                       ENDED               JUNE 30,           1997 TO
                                                    DECEMBER 31,      ------------------      JUNE 30,
                                                        2000           2000        1999       1998 (a)
                                                    ------------      ------      ------      --------
                                                    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ............................     $11.06         $11.17      $11.03       $10.33
                                                       ------         ------      ------       ------
Investment Activities:
  Net investment income ..........................       0.22           0.41        0.36         0.35
  Net realized and unrealized gains (losses) from
     investment transactions .....................       0.06          (0.03)       0.29         0.81
                                                       ------         ------      ------       ------
     Total from Investment Activities ............       0.28           0.38        0.65         1.16
                                                       ------         ------      ------       ------
Distributions:
  Net investment income ..........................      (0.22)         (0.41)      (0.38)       (0.36)
  Net realized gains .............................      (0.27)         (0.08)      (0.13)       (0.10)
                                                       ------         ------      ------       ------
     Total Distributions .........................      (0.49)         (0.49)      (0.51)       (0.46)
                                                       ------         ------      ------       ------
NET ASSET VALUE,
  END OF PERIOD ..................................     $10.85         $11.06      $11.17       $11.03
                                                       ======         ======      ======       ======
Total Return (Excludes Sales Charge) .............       2.58%(b)       3.48%       6.00%       11.48%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ..............     $6,782         $7,207      $8,742       $3,788
  Ratio of expenses to average net assets ........       1.20%(c)       1.20%       1.20%        1.20%
  Ratio of net investment income to average net
     assets ......................................       4.00%(c)       3.70%       3.32%        3.39%
  Ratio of expenses to average net assets* .......       1.20%(c)       1.30%       1.33%        1.47%
  Portfolio turnover (d) .........................       3.94%         23.76%       9.73%        3.22%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             INVESTOR BALANCED FUND
                                          -------------------------------------------------------------
                                                                 CLASS I SHARES
                                          -------------------------------------------------------------
                                           SIX MONTHS                                      DECEMBER 10,
                                             ENDED             YEAR ENDED JUNE 30,           1996 TO
                                          DECEMBER 31,    -----------------------------      JUNE 30,
                                              2000         2000       1999       1998        1997 (a)
                                          ------------    -------    -------    -------    ------------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..................    $ 12.52       $ 12.24    $ 11.81    $ 10.63      $ 10.00
                                            -------       -------    -------    -------      -------
Investment Activities:
  Net investment income ................       0.27          0.53       0.47       0.37         0.21
  Net realized and unrealized gains
     (losses) from investment
     transactions ......................      (0.21)         0.27       0.79       1.39         0.63
                                            -------       -------    -------    -------      -------
     Total from Investment Activities...       0.06          0.80       1.26       1.76         0.84
                                            -------       -------    -------    -------      -------
Distributions:
  Net investment income ................      (0.27)        (0.49)     (0.51)     (0.36)       (0.21)
  Net realized gains ...................      (0.55)        (0.03)     (0.32)     (0.22)          --
                                            -------       -------    -------    -------      -------
     Total Distributions ...............      (0.82)        (0.52)     (0.83)     (0.58)       (0.21)
                                            -------       -------    -------    -------      -------
NET ASSET VALUE,
  END OF PERIOD ........................    $ 11.76       $ 12.52    $ 12.24    $ 11.81      $ 10.63
                                            =======       =======    =======    =======      =======
Total Return ...........................       0.38%(b)      6.69%     11.16%     17.02%        8.48%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $52,346       $56,229    $84,447    $93,557      $72,155
  Ratio of expenses to average net
     assets ............................       0.20%(c)      0.20%      0.20%      0.20%        0.20%(c)
  Ratio of net investment income to
     average net assets ................       4.47%(c)      4.10%      3.85%      3.31%        3.84%(c)
  Ratio of expenses to average net
     assets* ...........................       0.20%(c)      0.27%      0.26%      0.32%        0.56%(c)
  Portfolio turnover (d) ...............       1.06%        20.99%     13.51%      9.71%       12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              INVESTOR BALANCED FUND
                                          --------------------------------------------------------------
                                                                  CLASS A SHARES
                                          --------------------------------------------------------------
                                           SIX MONTHS                                       DECEMBER 10,
                                             ENDED              YEAR ENDED JUNE 30,           1996 TO
                                          DECEMBER 31,    -------------------------------     JUNE 30,
                                              2000          2000        1999       1998       1997 (a)
                                          ------------    --------    --------    -------   ------------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..................    $  12.52      $  12.24    $  11.83    $ 10.66      $10.00
                                            --------      --------    --------    -------      ------
Investment Activities:
  Net investment income ................        0.26          0.47        0.42       0.34        0.17
  Net realized and unrealized gains
     (losses) from investment
     transactions ......................       (0.21)         0.30        0.79       1.39        0.66
                                            --------      --------    --------    -------      ------
     Total from Investment Activities...        0.05          0.77        1.21       1.73        0.83
                                            --------      --------    --------    -------      ------
Distributions:
  Net investment income ................       (0.26)        (0.46)      (0.48)     (0.34)      (0.17)
  Net realized gains ...................       (0.55)        (0.03)      (0.32)     (0.22)         --
                                            --------      --------    --------    -------      ------
     Total Distributions ...............       (0.81)        (0.49)      (0.80)     (0.56)      (0.17)
                                            --------      --------    --------    -------      ------
NET ASSET VALUE,
  END OF PERIOD ........................    $  11.76      $  12.52    $  12.24    $ 11.83      $10.66
                                            ========      ========    ========    =======      ======
Total Return (Excludes Sales Charge) ...        0.25%(b)      6.43%      10.70%     16.62%       8.41%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $237,671      $219,684    $177,336    $32,605      $2,176
  Ratio of expenses to average net
     assets ............................        0.45%(c)      0.45%       0.45%      0.45%       0.47%(c)
  Ratio of net investment income to
     average net assets ................        4.19%(c)      3.82%       3.27%      3.01%       3.78%(c)
  Ratio of expenses to average net
     assets* ...........................        0.45%(c)      0.62%       0.61%      0.66%       1.12%(c)
  Portfolio turnover (d) ...............        1.06%        20.99%      13.51%      9.71%      12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              INVESTOR BALANCED FUND
                                          --------------------------------------------------------------
                                                                  CLASS B SHARES
                                          --------------------------------------------------------------
                                           SIX MONTHS                                       DECEMBER 10,
                                             ENDED              YEAR ENDED JUNE 30,           1996 TO
                                          DECEMBER 31,    -------------------------------     JUNE 30,
                                              2000          2000        1999       1998       1997 (a)
                                          ------------    --------    --------    -------   ------------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..................    $  12.51      $  12.24    $  11.82    $ 10.65      $10.00
                                            --------      --------    --------    -------      ------
Investment Activities:
  Net investment income  ...............        0.21          0.37        0.33       0.26        0.16
  Net realized and unrealized gains
     (losses) from investment
     transactions ......................       (0.21)         0.30        0.81       1.39        0.65
                                            --------      --------    --------    -------      ------
     Total from Investment Activities...          --          0.67        1.14       1.65        0.81
                                            --------      --------    --------    -------      ------
Distributions:
  Net investment income ................       (0.21)        (0.37)      (0.40)     (0.26)      (0.16)
  Net realized gains ...................       (0.55)        (0.03)      (0.32)     (0.22)         --
                                            --------      --------    --------    -------      ------
     Total Distributions ...............       (0.76)        (0.40)      (0.72)     (0.48)      (0.16)
                                            --------      --------    --------    -------      ------
NET ASSET VALUE,
  END OF PERIOD ........................    $  11.75      $  12.51    $  12.24    $ 11.82      $10.65
                                            ========      ========    ========    =======      ======
Total Return (Excludes Sales Charge) ...       (0.11)%(b)     5.58%      10.01%     15.85%       8.22%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $321,130      $298,942    $229,671    $70,463      $5,672
  Ratio of expenses to average net
     assets ............................        1.20%(c)      1.20%       1.20%      1.20%       1.22%(c)
  Ratio of net investment income to
     average net assets ................        3.45%(c)      3.04%       2.78%      2.26%       2.93%(c)
  Ratio of expenses to average net
     assets* ...........................        1.20%(c)      1.27%       1.26%      1.31%       1.73%(c)
  Portfolio turnover (d) ...............        1.06%        20.99%      13.51%      9.71%      12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INVESTOR BALANCED FUND
                                                     -------------------------------------------------
                                                                      CLASS C SHARES
                                                     -------------------------------------------------
                                                      SIX MONTHS          YEAR ENDED          JULY 1,
                                                        ENDED              JUNE 30,           1997 TO
                                                     DECEMBER 31,     -------------------     JUNE 30,
                                                         2000          2000        1999       1998 (a)
                                                     ------------     -------     -------     --------
                                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .............................    $ 12.46        $ 12.19     $ 11.77      $10.63
                                                       -------        -------     -------      ------
Investment Activities:
  Net investment income ...........................       0.21           0.37        0.32        0.26
  Net realized and unrealized gains (losses) from
     investment transactions ......................      (0.22)          0.30        0.81        1.37
                                                       -------        -------     -------      ------
     Total from Investment Activities .............      (0.01)          0.67        1.13        1.63
                                                       -------        -------     -------      ------
Distributions:
  Net investment income ...........................      (0.21)         (0.37)      (0.39)      (0.27)
  Net realized gains ..............................      (0.55)         (0.03)      (0.32)      (0.22)
                                                       -------        -------     -------      ------
     Total Distributions ..........................      (0.76)         (0.40)      (0.71)      (0.49)
                                                       -------        -------     -------      ------
NET ASSET VALUE,
  END OF PERIOD ...................................    $ 11.69        $ 12.46     $ 12.19      $11.77
                                                       =======        =======     =======      ======
Total Return (Excludes Sales Charge) ..............      (0.20)%(b)      5.59%      10.04%      15.66%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...............    $16,574        $16,095     $14,963      $6,653
  Ratio of expenses to average net assets .........       1.20%(c)       1.20%       1.20%       1.20%
  Ratio of net investment income to average net
     assets .......................................       3.47%(c)       3.08%       2.85%       2.24%
  Ratio of expenses to average net assets* ........       1.20%(c)       1.27%       1.26%       1.30%
  Portfolio turnover (d) ..........................       1.06%         20.99%      13.51%       9.71%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          INVESTOR GROWTH & INCOME FUND
                                          --------------------------------------------------------------
                                                                  CLASS I SHARES
                                          --------------------------------------------------------------
                                           SIX MONTHS                                       DECEMBER 10,
                                             ENDED              YEAR ENDED JUNE 30,           1996 TO
                                          DECEMBER 31,    -------------------------------     JUNE 30,
                                              2000          2000        1999       1998       1997 (a)
                                          ------------    --------    --------    -------   ------------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..................    $  13.84      $  13.29    $  12.57    $ 10.93     $ 10.00
                                            --------      --------    --------    -------     -------
Investment Activities:
  Net investment income ................        0.28          0.43        0.35       0.25        0.15
  Net realized and unrealized gains
     (losses) from investment
     transactions ......................       (0.39)         0.63        1.32       1.92        0.93
                                            --------      --------    --------    -------     -------
     Total from Investment Activities...       (0.11)         1.06        1.67       2.17        1.08
                                            --------      --------    --------    -------     -------
Distributions:
  Net investment income ................       (0.26)        (0.42)      (0.48)     (0.25)      (0.15)
  Net realized gains ...................       (0.79)        (0.09)      (0.47)     (0.28)         --
                                            --------      --------    --------    -------     -------
     Total Distributions ...............       (1.05)        (0.51)      (0.95)     (0.53)      (0.15)
                                            --------      --------    --------    -------     -------
NET ASSET VALUE,
  END OF PERIOD ........................    $  12.68      $  13.84    $  13.29    $ 12.57     $ 10.93
                                            ========      ========    ========    =======     =======
Total Return ...........................       (0.90)%(b)     8.10%      14.11%     20.34%      10.87%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $197,861      $207,040    $209,770    $98,060     $43,660
  Ratio of expenses to average net
     assets ............................        0.20%(c)      0.20%       0.20%      0.20%       0.20%(c)
  Ratio of net investment income to
     average net assets ................        4.00%(c)      3.14%       3.70%      2.17%       2.78%(c)
  Ratio of expenses to average net
     assets* ...........................        0.20%(c)      0.28%       0.27%      0.34%       0.66%(c)
  Portfolio turnover (d) ...............        1.04%        21.50%      17.87%     11.38%      18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          INVESTOR GROWTH & INCOME FUND
                                          --------------------------------------------------------------
                                                                  CLASS A SHARES
                                          --------------------------------------------------------------
                                           SIX MONTHS                                       DECEMBER 10,
                                             ENDED              YEAR ENDED JUNE 30,           1996 TO
                                          DECEMBER 31,    -------------------------------     JUNE 30,
                                              2000          2000        1999       1998       1997 (a)
                                          ------------    --------    --------    -------   ------------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..................    $  13.96      $  13.40    $  12.69    $ 11.02      $10.00
                                            --------      --------    --------    -------      ------
Investment Activities:
  Net investment income ................        0.24          0.39        0.36       0.22        0.12
  Net realized and unrealized gains
     (losses) from investment
     transactions ......................       (0.37)         0.65        1.27       1.95        1.02
                                            --------      --------    --------    -------      ------
     Total from Investment Activities...       (0.13)         1.04        1.63       2.17        1.14
                                            --------      --------    --------    -------      ------
Distributions:
  Net investment income ................       (0.25)        (0.39)      (0.45)     (0.22)      (0.12)
  Net realized gains ...................       (0.79)        (0.09)      (0.47)     (0.28)         --
                                            --------      --------    --------    -------      ------
     Total Distributions ...............       (1.04)        (0.48)      (0.92)     (0.50)      (0.12)
                                            --------      --------    --------    -------      ------
NET ASSET VALUE,
  END OF PERIOD ........................    $  12.79      $  13.96    $  13.40    $ 12.69      $11.02
                                            ========      ========    ========    =======      ======
Total Return (Excludes Sales Charge) ...       (1.09)%(b)     7.85%      13.62%     20.18%      11.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $335,150      $299,207    $245,151    $39,874      $4,262
  Ratio of expenses to average net
     assets ............................        0.45%(c)      0.45%       0.45%      0.45%       0.46%(c)
  Ratio of net investment income to
     average net assets ................        3.71%(c)      2.91%       1.54%      1.91%       2.67%(c)
  Ratio of expenses to average net
     assets* ...........................        0.45%(c)      0.63%       0.62%      0.67%       1.26%(c)
  Portfolio turnover (d) ...............        1.04%        21.50%      17.87%     11.38%      18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          INVESTOR GROWTH & INCOME FUND
                                          --------------------------------------------------------------
                                                                  CLASS B SHARES
                                          --------------------------------------------------------------
                                           SIX MONTHS                                       DECEMBER 10,
                                             ENDED              YEAR ENDED JUNE 30,           1996 TO
                                          DECEMBER 31,    -------------------------------     JUNE 30,
                                              2000          2000        1999       1998       1997 (a)
                                          ------------    --------    --------    -------   ------------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..................    $  13.91      $  13.36    $  12.64    $ 11.00      $10.00
                                            --------      --------    --------    -------      ------
Investment Activities:
  Net investment income ................        0.20          0.29        0.26       0.14        0.09
  Net realized and unrealized gains
     (losses) from investment
     transactions ......................       (0.38)         0.64        1.29       1.92        1.00
                                            --------      --------    --------    -------      ------
     Total from Investment Activities...       (0.18)         0.93        1.55       2.06        1.09
                                            --------      --------    --------    -------      ------
Distributions:
  Net investment income ................       (0.20)        (0.29)      (0.36)     (0.14)      (0.09)
  Net realized gains ...................       (0.79)        (0.09)      (0.47)     (0.28)         --
                                            --------      --------    --------    -------      ------
     Total Distributions ...............       (0.99)        (0.38)      (0.83)     (0.42)      (0.09)
                                            --------      --------    --------    -------      ------
NET ASSET VALUE,
  END OF PERIOD ........................    $  12.74      $  13.91    $  13.36    $ 12.64      $11.00
                                            ========      ========    ========    =======      ======
Total Return (Excludes Sales Charge) ...       (1.44)%(b)     7.04%      12.93%     19.13%      11.02%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $427,131      $362,151    $221,088    $85,468      $8,896
  Ratio of expenses to average net
     assets ............................        1.20%(c)      1.20%       1.20%      1.20%       1.21%(c)
  Ratio of net investment income to
     average net assets ................        2.97%(c)      2.13%       2.12%      1.15%       1.94%(c)
  Ratio of expenses to average net
     assets* ...........................        1.20%(c)      1.28%       1.27%      1.32%       1.89%(c)
  Portfolio turnover (d) ...............        1.04%        21.50%      17.87%     11.38%      18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INVESTOR GROWTH & INCOME FUND
                                                     -------------------------------------------------
                                                                      CLASS C SHARES
                                                     -------------------------------------------------
                                                      SIX MONTHS          YEAR ENDED          JULY 1,
                                                        ENDED              JUNE 30,           1997 TO
                                                     DECEMBER 31,     -------------------     JUNE 30,
                                                         2000          2000        1999       1998 (a)
                                                     ------------     -------     -------     --------
                                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .............................    $ 13.80        $ 13.25     $ 12.54      $10.93
                                                       -------        -------     -------      ------
Investment Activities:
  Net investment income ...........................       0.21           0.29        0.26        0.14
  Net realized and unrealized gains (losses) from
     investment transactions ......................      (0.38)          0.64        1.28        1.90
                                                       -------        -------     -------      ------
     Total from Investment Activities .............      (0.17)          0.93        1.54        2.04
                                                       -------        -------     -------      ------
Distributions:
  Net investment income ...........................      (0.20)         (0.29)      (0.36)      (0.15)
  Net realized gains ..............................      (0.79)         (0.09)      (0.47)      (0.28)
                                                       -------        -------     -------      ------
     Total Distributions ..........................      (0.99)         (0.38)      (0.83)      (0.43)
                                                       -------        -------     -------      ------
NET ASSET VALUE,
  END OF PERIOD ...................................    $ 12.64        $ 13.80     $ 13.25      $12.54
                                                       =======        =======     =======      ======
Total Return (Excludes Sales Charge) ..............      (1.40)%(b)      7.10%      12.94%      19.08%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...............    $17,514        $16,944     $12,347      $6,429
  Ratio of expenses to average net assets .........       1.20%(c)       1.20%       1.20%       1.20%
  Ratio of net investment income to average net
     assets .......................................       3.00%(c)       2.18%       2.20%       1.14%
  Ratio of expenses to average net assets* ........       1.20%(c)       1.28%       1.27%       1.31%
  Portfolio turnover (d) ..........................       1.04%         21.50%      17.87%      11.38%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              INVESTOR GROWTH FUND
                                          -------------------------------------------------------------
                                                                 CLASS I SHARES
                                          -------------------------------------------------------------
                                           SIX MONTHS                                      DECEMBER 10,
                                             ENDED             YEAR ENDED JUNE 30,           1996 TO
                                          DECEMBER 31,    ------------------------------     JUNE 30,
                                              2000         2000        1999       1998       1997 (a)
                                          ------------    -------    --------    -------   ------------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..................    $ 15.33       $ 14.39    $  13.39    $ 11.25     $ 10.00
                                            -------       -------    --------    -------     -------
Investment Activities:
  Net investment income ................       0.26          0.40        0.32       0.12        0.09
  Net realized and unrealized gains
     (losses) from investment
     transactions ......................      (0.53)         1.04        1.77       2.49        1.25
                                            -------       -------    --------    -------     -------
     Total from Investment Activities...      (0.27)         1.44        2.09       2.61        1.34
                                            -------       -------    --------    -------     -------
Distributions:
  Net investment income ................      (0.25)        (0.34)      (0.43)     (0.12)      (0.09)
  Net realized gains ...................      (1.19)        (0.16)      (0.66)     (0.35)         --
                                            -------       -------    --------    -------     -------
     Total Distributions ...............      (1.44)        (0.50)      (1.09)     (0.47)      (0.09)
                                            -------       -------    --------    -------     -------
NET ASSET VALUE,
  END OF PERIOD ........................    $ 13.62       $ 15.33    $  14.39    $ 13.39     $ 11.25
                                            =======       =======    ========    =======     =======
Total Return ...........................      (2.03)%(b)    10.17%      16.84%     23.81%      13.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $71,038       $73,483    $100,566    $86,355     $31,318
  Ratio of expenses to average net
     assets ............................       0.20%(c)      0.20%       0.20%      0.20%       0.20%(c)
  Ratio of net investment income to
     average net assets ................       3.50%(c)      2.77%       2.57%      1.04%       1.70%(c)
  Ratio of expenses to average net
     assets* ...........................       0.20%(c)      0.32%       0.31%      0.36%       0.77%(c)
  Portfolio turnover (d) ...............       3.89%        28.66%      14.62%      4.05%      18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INVESTOR GROWTH FUND
                                          --------------------------------------------------------------
                                                                  CLASS A SHARES
                                          --------------------------------------------------------------
                                           SIX MONTHS                                       DECEMBER 10,
                                             ENDED              YEAR ENDED JUNE 30,           1996 TO
                                          DECEMBER 31,    -------------------------------     JUNE 30,
                                              2000          2000        1999       1998       1997 (a)
                                          ------------    --------    --------    -------   ------------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..................    $  15.25      $  14.30    $  13.33    $ 11.21      $10.00
                                            --------      --------    --------    -------      ------
Investment Activities:
  Net investment income ................        0.22          0.33        0.29       0.10        0.07
  Net realized and unrealized gains
     (losses) from investment
     transactions ......................       (0.51)         1.09        1.74       2.47        1.21
                                            --------      --------    --------    -------      ------
     Total from Investment Activities...       (0.29)         1.42        2.03       2.57        1.28
                                            --------      --------    --------    -------      ------
Distributions:
  Net investment income ................       (0.23)        (0.31)      (0.40)     (0.10)      (0.07)
  Net realized gains ...................       (1.19)        (0.16)      (0.66)     (0.35)         --
                                            --------      --------    --------    -------      ------
     Total Distributions ...............       (1.42)        (0.47)      (1.06)     (0.45)      (0.07)
                                            --------      --------    --------    -------      ------
NET ASSET VALUE,
  END OF PERIOD ........................    $  13.54      $  15.25    $  14.30    $ 13.33      $11.21
                                            ========      ========    ========    =======      ======
Total Return (Excludes Sales Charge) ...       (2.15)%(b)    10.04%      16.40%     23.44%      12.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $173,578      $140,449    $100,789    $55,057      $4,439
  Ratio of expenses to average net
     assets ............................        0.45%(c)      0.45%       0.45%      0.45%       0.46%(c)
  Ratio of net investment income to
     average net assets ................        3.17%(c)      2.25%       2.08%      0.78%       1.82%(c)
  Ratio of expenses to average net
     assets* ...........................        0.45%(c)      0.67%       0.66%      0.70%       1.62%(c)
  Portfolio turnover (d) ...............        3.89%        28.66%      14.62%      4.05%      18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INVESTOR GROWTH FUND
                                          --------------------------------------------------------------
                                                                  CLASS B SHARES
                                          --------------------------------------------------------------
                                           SIX MONTHS                                       DECEMBER 10,
                                             ENDED              YEAR ENDED JUNE 30,           1996 TO
                                          DECEMBER 31,    -------------------------------     JUNE 30,
                                              2000          2000        1999       1998       1997 (a)
                                          ------------    --------    --------    -------   ------------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..................    $  15.35      $  14.44    $  13.47    $ 11.34      $10.00
                                            --------      --------    --------    -------      ------
Investment Activities:
  Net investment income ................        0.18          0.24        0.20       0.02        0.04
  Net realized and unrealized gains
     (losses) from investment
     transactions ......................       (0.53)         1.07        1.76       2.48        1.34
                                            --------      --------    --------    -------      ------
     Total from Investment Activities...       (0.35)         1.31        1.96       2.50        1.38
                                            --------      --------    --------    -------      ------
Distributions:
  Net investment income ................       (0.18)        (0.24)      (0.33)     (0.02)      (0.04)
  Net realized gains ...................       (1.19)        (0.16)      (0.66)     (0.35)         --
                                            --------      --------    --------    -------      ------
     Total Distributions ...............       (1.37)        (0.40)      (0.99)     (0.37)      (0.04)
                                            --------      --------    --------    -------      ------
NET ASSET VALUE,
  END OF PERIOD ........................    $  13.63      $  15.35    $  14.44    $ 13.47      $11.34
                                            ========      ========    ========    =======      ======
Total Return (Excludes Sales Charge) ...       (2.54)%(b)     9.14%      15.57%     22.52%      13.88%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $370,846      $302,162    $168,823    $70,515      $7,651
  Ratio of expenses to average net
     assets ............................        1.20%(c)      1.20%       1.20%      1.20%       1.20%(c)
  Ratio of net investment income to
     average net assets ................        2.45%(c)      1.41%       1.44%      0.04%       0.97%(c)
  Ratio of expenses to average net
     assets* ...........................        1.20%(c)      1.32%       1.31%      1.35%       2.18%(c)
  Portfolio turnover (d) ...............        3.89%        28.66%      14.62%      4.05%      18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INVESTOR GROWTH FUND
                                                     -------------------------------------------------
                                                                      CLASS C SHARES
                                                     -------------------------------------------------
                                                      SIX MONTHS          YEAR ENDED          JULY 1,
                                                        ENDED              JUNE 30,           1997 TO
                                                     DECEMBER 31,     -------------------     JUNE 30,
                                                         2000          2000        1999       1998 (a)
                                                     ------------     -------     -------     --------
                                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .............................    $ 15.19        $ 14.30     $ 13.34      $11.25
                                                       -------        -------     -------      ------
Investment Activities:
  Net investment income ...........................       0.19           0.24        0.18        0.02
  Net realized and unrealized gains (losses) from
     investment transactions ......................      (0.54)          1.05        1.77        2.45
                                                       -------        -------     -------      ------
     Total from Investment Activities .............      (0.35)          1.29        1.95        2.47
                                                       -------        -------     -------      ------
Distributions:
  Net investment income ...........................      (0.18)         (0.24)      (0.33)      (0.03)
  Net realized gains ..............................      (1.19)         (0.16)      (0.66)      (0.35)
                                                       -------        -------     -------      ------
     Total Distributions ..........................      (1.37)         (0.40)      (0.99)      (0.38)
                                                       -------        -------     -------      ------
NET ASSET VALUE,
  END OF PERIOD ...................................    $ 13.47        $ 15.19     $ 14.30      $13.34
                                                       =======        =======     =======      ======
Total Return (Excludes Sales Charge) ..............      (2.60)%(b)      9.08%      15.65%      22.42%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...............    $18,159        $19,404     $15,071      $8,772
  Ratio of expenses to average net assets .........       1.20%(c)       1.20%       1.20%       1.20%
  Ratio of net investment income to average net
     assets .......................................       2.50%(c)       1.52%       1.50%       0.04%
  Ratio of expenses to average net assets* ........       1.20%(c)       1.32%       1.31%       1.35%
  Portfolio turnover (d) ..........................       3.89%         28.66%      14.62%       4.05%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2000
(Unaudited)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (individually a "Fund", collectively the "Funds") only. Each Fund is a diversified mutual fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments in One Group Mutual Funds (the "Underlying Funds") are valued at the closing net asset value per share of each of the Underlying Funds on the day of valuation. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Purchases and sales of the Underlying Funds are accounted for on a trade date basis. Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly for the Funds, except for the Investor Conservative Growth Fund, which is declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-six series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Service Class. Currently, the Trust consists of fifty-one active funds. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares only. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average daily net assets of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets when fund assets exceed $1 billion.

   Prior to December 1, 2000, the Trust and The One Group Services Company (the "Prior Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., served as parties to an administration agreement. Under the agreement the Prior Administrator provided services for a fee that is computed identical to the agreement above which is between the Trust and the Administrator. In addition, prior to December 1, 2000, the Administrator served as Sub-Administrator to each Fund of the Trust and performed many of the Prior Administrator's duties, for which the Administrator received a fee paid by the Prior Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B and Class C shares are subject to a distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

   financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees. For the six months ended December 31, 2000, the Distributor received $5,441,050 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which, the Distributor re-allowed $5,279,045 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

   Fees may be reduced to assist the Funds in maintaining competitive expense ratios. For the six months ended December 31, 2000, fees in the following amounts were waived (amounts in thousands):

                                                                                                DISTRIBUTION
                                                              INVESTMENT      ADMINISTRATION        FEES
                                                             ADVISORY FEES         FEES            WAIVED
    FUND                                                        WAIVED            WAIVED          CLASS A
    ----                                                     -------------    --------------    ------------
    Investor Conservative Growth Fund......................      $ 20              $ 35             $ 17
    Investor Balanced Fund.................................        36                55              115
    Investor Growth & Income Fund..........................       135                94              162
    Investor Growth Fund...................................        90               137               80

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended December 31, 2000, were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------    -------
    Investor Conservative Growth Fund...........................  $ 10,883     $ 8,090
    Investor Balanced Fund......................................    62,758       6,400
    Investor Growth & Income Fund...............................   158,441       9,650
    Investor Growth Fund........................................   143,422      22,552

6. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust.

   During the six months ended December 31, 2000, there were no borrowings by the Funds under the Agreement.

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

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with BANK
 ONE CORPORATION. Affiliates of
 BANK ONE CORPORATION receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-044-SAN (2/01)

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